UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Australia (2.1%)

Origin Energy, Ltd.	659,283	$9,145,916

Telstra Corp., Ltd.	2,410,040	11,329,965

		20,475,881
Belgium (0.9%)

Solvay SA	65,893	8,923,727

		8,923,727
Canada (2.8%)

Agrium, Inc.	81,160	7,914,268

Intact Financial Corp.	118,023	7,232,300

Suncor Energy, Inc.	404,000	12,105,882

		27,252,450
China (1.2%)

Brilliance China Automotive Holdings, Inc.(NON)	4,692,000	5,532,921

China Communications Construction Co., Ltd.	7,020,000	6,548,532

		12,081,453
Denmark (0.8%)

TDC A/S	1,058,958	8,136,447

		8,136,447
France (9.8%)

BNP Paribas SA	182,711	9,377,698

European Aeronautic Defence and Space Co. NV	149,901	7,628,383

Pernod-Ricard SA	97,653	12,168,415

Safran SA	231,211	10,312,473

Sanofi	270,440	27,480,034

Valeo SA	290,899	15,741,514

Vivendi	610,425	12,609,565

		95,318,082
Germany (8.7%)

Allianz SE	98,959	13,439,829

Daimler AG (Registered Shares)	172,859	9,404,940

Deutsche Lufthansa AG	112,742	2,201,738

Deutsche Post AG	711,219	16,387,388

HeidelbergCement AG	67,683	4,863,738

Henkel AG & Co. KGaA (Preference)	96,448	9,283,523

Kabel Deutschland Holding AG	84,939	7,837,119

Merck KGaA	68,683	10,362,468

SAP AG	61,261	4,907,966

ThyssenKrupp AG(NON)	318,124	6,469,549

		85,158,258
Hong Kong (0.7%)

Sun Hung Kai Properties, Ltd.	523,988	7,072,781

		7,072,781
Indonesia (0.8%)

Matahari Department Store Tbk PT(NON)	1,690,500	1,913,609

PT Indocement Tunggal Prakarsa Tbk	2,273,500	5,457,162

		7,370,771
Ireland (1.1%)

Kerry Group PLC Class A	186,580	11,117,711

		11,117,711
Italy (3.7%)

ENI SpA	567,096	12,743,126

Fiat SpA(NON)	1,228,542	6,535,451

Luxottica Group SpA	205,603	10,307,533

UniCredit SpA(NON)	1,616,093	6,898,395

		36,484,505
Japan (20.5%)

Astellas Pharma, Inc.	226,900	12,196,463

Bridgestone Corp.	204,500	6,886,546

Japan Airlines Co., Ltd.(NON)	143,700	6,670,941

Japan Tobacco, Inc.	670,300	21,361,874

Mitsubishi Corp.	755,900	13,996,215

Mitsubishi Estate Co., Ltd.	508,000	14,009,327

Nintendo Co., Ltd.	59,500	6,390,237

Nissan Motor Co., Ltd.	1,604,800	15,428,310

Nitto Denko Corp.	130,500	7,721,729

NSK, Ltd.	1,015,000	7,709,407

Olympus Corp.(NON)	248,800	5,843,701

ORIX Corp.	1,626,400	20,577,282

Softbank Corp.	262,700	12,111,521

Sumitomo Mitsui Financial Group, Inc.	248,100	9,949,302

Tokyo Gas Co., Ltd.	2,977,000	16,255,144

Toshiba Corp.	1,271,000	6,372,890

Toyota Motor Corp.	328,500	16,959,792

		200,440,681
Mexico (0.8%)

Grupo Financiero Banorte SAB de CV	931,500	7,466,963

		7,466,963
Netherlands (2.9%)

Gemalto NV	107,685	9,393,357

ING Groep NV GDR(NON)	1,496,436	10,621,116

Ziggo NV	244,389	8,594,569

		28,609,042
Russia (2.7%)

Magnit OJSC	45,615	8,715,704

Sberbank of Russia ADR	750,923	9,626,833

Yandex NV Class A(NON)	341,300	7,890,856

		26,233,393
Singapore (1.1%)

Ezion Holdings, Ltd.	6,311,000	11,072,278

		11,072,278
South Korea (2.3%)

Samsung Electronics Co., Ltd.	10,176	13,966,162

SK Hynix, Inc.(NON)	314,690	8,131,707

		22,097,869
Spain (1.4%)

Grifols SA(NON)	61,256	2,271,221

Grifols SA ADR(NON)	220,407	6,394,007

Jazztel PLC(NON)	665,711	5,068,852

		13,734,080
Switzerland (3.0%)

Cie Financiere Richemont SA	228,311	17,917,591

UBS AG	713,576	10,937,039

		28,854,630
Taiwan (1.5%)

Asustek Computer, Inc.	499,000	5,965,806

Pegatron Corp.(NON)	5,943,000	9,182,062

		15,147,868
Turkey (0.5%)

Turk Hava Yollari(NON)	1,212,998	5,014,771

		5,014,771
United Kingdom (21.4%)

Associated British Foods PLC	570,490	16,478,455

Barclays PLC	4,232,021	18,721,944

BG Group PLC	716,891	12,297,969

BHP Billiton PLC	527,268	15,342,161

Centrica PLC	2,377,531	13,283,305

Compass Group PLC	1,131,614	14,451,814

GlaxoSmithKline PLC	637,785	14,909,330

Kingfisher PLC	1,659,343	7,256,268

Prudential PLC	1,250,555	20,236,655

Royal Dutch Shell PLC Class A	712,887	23,061,242

SSE PLC	380,948	8,589,857

Telecity Group PLC	584,734	8,027,362

Thomas Cook Group PLC(NON)(S)	3,157,570	5,392,692

TUI Travel PLC	1,081,477	5,350,422

WPP PLC	858,798	13,688,405

Xstrata PLC	712,167	11,556,849

		208,644,730
United States (7.8%)

Apple, Inc.	20,392	9,026,111

Covidien PLC	188,300	12,774,272

KKR & Co. LP	474,500	9,167,340

LyondellBasell Industries NV Class A	155,488	9,840,836

Monsanto Co.	89,465	9,450,188

Schlumberger, Ltd.	104,200	7,803,538

Tyco International, Ltd.	329,318	10,538,176

Visa, Inc. Class A	45,600	7,744,699

		76,345,160

Total common stocks (cost $861,918,002)		$963,053,531

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value

U.S. Treasury Notes
0.250%, April 30, 2014(i)	$143,000	$143,255
0.250%, May 31, 2014(i)	41,000	41,062

Total U.S. treasury Obligations (cost $184,317)		$184,317

SHORT-TERM INVESTMENTS (1.5%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	4,023,380	$4,023,380

Putnam Short Term Investment Fund 0.08%(AFF)	6,433,890	6,433,890

SSgA Prime Money Market Fund 0.02%(P)	1,020,000	1,020,000

U.S. Treasury Bills with effective yields ranging from 0.13% to 0.14%, January 9, 2014(SEGSF)	$1,711,000	1,709,184

U.S. Treasury Bills with an effective yield of 0.14%, December 12, 2013(SEGSF)	324,000	323,675

U.S. Treasury Bills with effective yields ranging from 0.15% to 0.18%, October 17, 2013	281,000	280,747

U.S. Treasury Bills with an effective yield of 0.16%, July 25, 2013	265,000	264,867

U.S. Treasury Bills with effective yields ranging from 0.15% to 0.19%, May 2, 2013	130,000	129,982

Total short-term investments (cost $14,185,725)		$14,185,725

TOTAL INVESTMENTS

Total investments (cost $876,288,044)(b)		$977,423,573

FORWARD CURRENCY CONTRACTS at 3/31/13 (aggregate face value $255,919,238) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/17/13	$2,984,041	$2,972,474	$11,567
	British Pound	Buy	6/19/13	4,406,466	4,348,319	58,147
	Swedish Krona	Buy	6/19/13	2,703,381	2,723,307	(19,926)
Barclays Bank PLC
	Canadian Dollar	Sell	4/17/13	216,986	110,462	(106,524)
	Euro	Sell	6/19/13	5,641,985	5,721,075	79,090
	Japanese Yen	Sell	5/15/13	1,304,624	1,328,178	23,554
	Norwegian Krone	Sell	6/19/13	4,897,849	4,952,594	54,745
	Singapore Dollar	Buy	5/15/13	3,461,012	3,486,843	(25,831)
	Swedish Krona	Buy	6/19/13	3,520,199	3,550,651	(30,452)
	Swiss Franc	Buy	6/19/13	9,944,199	9,995,527	(51,328)
Citibank, N.A.
	Australian Dollar	Buy	4/17/13	3,200,270	3,187,926	12,344
	Danish Krone	Buy	6/19/13	4,816,342	4,888,850	(72,508)
	Euro	Buy	6/19/13	5,392,399	5,244,241	148,158
	Singapore Dollar	Buy	5/15/13	3,402,151	3,408,437	(6,286)
Credit Suisse International
	Australian Dollar	Buy	4/17/13	11,409,270	11,245,520	163,750
	British Pound	Buy	6/19/13	237,395	234,575	2,820
	Canadian Dollar	Buy	4/17/13	4,152,543	4,219,019	(66,476)
	Canadian Dollar	Sell	4/17/13	4,152,543	4,218,534	65,991
	Japanese Yen	Sell	5/15/13	3,645,506	3,653,855	8,349
	Norwegian Krone	Buy	6/19/13	5,678,106	5,740,106	(62,000)
	Swedish Krona	Buy	6/19/13	971,357	979,463	(8,106)
	Swiss Franc	Buy	6/19/13	9,945,148	9,997,085	(51,937)
Deutsche Bank AG
	Euro	Sell	6/19/13	18,356,395	18,615,007	258,612
	Swedish Krona	Buy	6/19/13	2,850,535	2,873,720	(23,185)
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/17/13	6,655,355	6,630,580	24,775
	Euro	Sell	6/19/13	10,489,038	10,631,905	142,867
JPMorgan Chase Bank N.A.
	Euro	Sell	6/19/13	11,480,971	11,641,959	160,988
	Japanese Yen	Sell	5/15/13	7,385,320	7,445,470	60,150
	Norwegian Krone	Buy	6/19/13	9,039,714	9,138,000	(98,286)
	Swedish Krona	Buy	6/19/13	5,613,820	5,659,972	(46,152)
	Swiss Franc	Buy	6/19/13	8,940,152	8,986,222	(46,070)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/17/13	6,503,610	6,478,399	25,211
	Euro	Sell	6/19/13	10,919,722	11,069,477	149,755
	Israeli Shekel	Buy	4/17/13	6,258,419	6,146,338	112,081
	Swedish Krona	Buy	6/19/13	3,048,523	3,073,034	(24,511)
UBS AG
	British Pound	Sell	6/19/13	175,123	174,906	(217)
	Canadian Dollar	Sell	4/17/13	6,874,457	6,796,695	(77,762)
	Euro	Buy	6/19/13	9,038,975	9,155,577	(116,602)
	Swedish Krona	Buy	6/19/13	4,092,683	4,126,379	(33,696)
	Swiss Franc	Buy	6/19/13	7,591,721	7,629,646	(37,925)
WestPac Banking Corp.
	British Pound	Buy	6/19/13	119,685	145,374	(25,689)
	Canadian Dollar	Buy	4/17/13	3,812,943	3,762,813	50,130
	Canadian Dollar	Sell	4/17/13	3,812,943	3,874,487	61,544
	Euro	Sell	6/19/13	15,434,721	15,656,237	221,516

Total						$864,675

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2012 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $977,486,021.
(b)	The aggregate identified cost on a tax basis is $877,195,905, resulting in gross unrealized appreciation and depreciation of $135,268,593 and $35,040,925, respectively, or net unrealized appreciation of $100,227,668.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$272,325	$143,867,458	$144,139,783	$5,149	$—
	Putnam Short Term Investment Fund *	—	46,957,954	40,524,064	555	6,433,890
	Totals	$272,325	$190,825,412	$184,663,847	$5,704	$6,433,890
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,711,793.
	The fund received cash collateral of $4,023,380, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,634,428 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	17.9%
	Consumer discretionary	16.4
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $132,201 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $322,948 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $219,807.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$20,475,881	$—
Belgium	8,923,727	—	—
Canada	27,252,450	—	—
China	—	12,081,453	—
Denmark	8,136,447	—	—
France	95,318,082	—	—
Germany	85,158,258	—	—
Hong Kong	—	7,072,781	—
Indonesia	1,913,609	5,457,162	—
Ireland	11,117,711	—	—
Italy	36,484,505	—	—
Japan	23,332,682	177,107,999	—
Mexico	7,466,963	—	—
Netherlands	28,609,042	—	—
Russia	26,233,393	—	—
Singapore	—	11,072,278	—
South Korea	—	22,097,869	—
Spain	13,734,080	—	—
Switzerland	28,854,630	—	—
Taiwan	—	15,147,868	—
Turkey	5,014,771	—	—
United Kingdom	208,644,730	—	—
United States	76,345,160	—	—
Total common stocks	692,540,240	270,513,291	—
U.S. Treasury Obligations	—	184,317	—
Short-term investments	7,453,890	6,731,835	—

Totals by level	$699,994,130	$277,429,443	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$864,675	$—

Totals by level	$—	$864,675	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,896,144	$1,031,469

Total	$1,896,144	$1,031,469
The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)		$428,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013